Investments in infrastructure projects from financial asset model concessions operator (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	€ 162	€ 166
Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	158	162	€ 163
Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	4	4
Construction division [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	85	89
Construction division [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	81	85
Construction division [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	4	4
UK waste treatment [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	77	77
UK waste treatment [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	77	77
UK waste treatment [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	0	0
Concesionaria de prisiones lledoners [Member] | Construction division [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	52	55
Concesionaria de prisiones lledoners [Member] | Construction division [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	49	52
Concesionaria de prisiones lledoners [Member] | Construction division [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	3	3
Depusa aragon [Member] | Construction division [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	22	23
Depusa aragon [Member] | Construction division [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	21	22
Depusa aragon [Member] | Construction division [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	1	1
Budimex parking wrocław [Member] | Construction division [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	11	11
Budimex parking wrocław [Member] | Construction division [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	11	11
Budimex parking wrocław [Member] | Construction division [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	0	0
UK waste treatment thalia [Member] | UK waste treatment [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	77	77
UK waste treatment thalia [Member] | UK waste treatment [Member] | Long term infrastructure project receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	77	77
UK waste treatment thalia [Member] | UK waste treatment [Member] | Short term infrastructure projects receivables [Member]
Investments in infrastructure projects receivables [Line Items]
Infrastructure project receivables	€ 0	€ 0